Balance Sheet Accounts - Summary of Cash and Cash Equivalents and Grantor Trust by Investment Type (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	Nov. 30, 2012	May 31, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 134.6	$ 162.1	$ 150.2	$ 188.0	$ 181.5	$ 126.3
Restricted cash	470.0
Grantor trust (included as a component of other current and noncurrent assets)	13.0	13.6
Total investment	617.6	175.7
Cash and Cash Equivalents [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	5.4	9.7
Restricted cash
Grantor trust (included as a component of other current and noncurrent assets)
Total investment	5.4	9.7
Money Market Funds [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	129.2	152.4
Restricted cash	470.0
Grantor trust (included as a component of other current and noncurrent assets)	13.0	13.6
Total investment	$ 612.2	$ 166.0